Regulatory Capital Requirements (Risk-adjusted Capital Amounts and Ratios, United States of America, MUAH) (Detail) - U.S. Basel III $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 01, 2019
BK (US)
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	$ 16,265	$ 15,629
Tier 1 capital (to risk-weighted assets): Actual amount	15,629	14,634
Tier 1 capital (to quarterly average assets): Actual amount	15,629	14,634
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	$ 15,629	$ 14,634
Total capital (to risk-weighted assets): Actual ratio	0.1736	0.1668
Tier 1 capital (to risk-weighted assets): Actual ratio	0.1668	0.1562
Tier 1 capital (to quarterly average assets): Actual ratio	0.1214	0.1112
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	0.1668	0.1562
Total capital (to risk-weighted assets): Amount for minimum capital ratios required	$ 9,840	$ 9,836
Tier 1 capital (to risk-weighted assets): Amount for minimum capital ratios required	7,966	7,963
Tier 1 capital (to quarterly average assets): Amount for minimum capital ratios required	5,149	5,262
Common Equity Tier 1 capital (to risk-weighted assets): Amount for minimum capital ratios required	$ 6,560	$ 6,557
Total capital (to risk-weighted assets): Ratio for minimum capital ratios required	0.1050	0.1050
Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	0.0850	0.0850
Tier 1 capital (to quarterly average assets): Ratio for minimum capital ratios required	0.0400	0.0400
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	0.0700	0.0700
Total capital (to risk-weighted assets): Amount OCC requires to be "well capitalized"	$ 9,371	$ 9,368
Tier 1 capital (to risk-weighted assets): Amount OCC requires to be "well capitalized"	7,497	7,494
Tier 1 capital (to quarterly average assets): Amount OCC requires to be "well capitalized"	6,436	6,577
Common Equity Tier 1 capital (to risk-weighted assets): Amount OCC requires to be "well capitalized"	$ 6,091	$ 6,089
Total capital (to risk-weighted assets): Ratios OCC requires to be "well capitalized"	0.1000	0.1000
Tier 1 capital (to risk-weighted assets): Ratios OCC requires to be "well capitalized"	0.0800	0.0800
Tier 1 capital (to quarterly average assets): Ratios OCC requires to be "well capitalized"	0.0500	0.0500
Common Equity Tier 1 capital (to risk-weighted assets): Ratios OCC requires to be "well capitalized"	0.0650	0.0650
Capital conservation buffer			2.50%
MUAH
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	$ 17,177	$ 16,871
Tier 1 capital (to risk-weighted assets): Actual amount	16,843	15,823
Tier 1 capital (to quarterly average assets): Actual amount	16,843	15,823
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	$ 16,843	$ 15,823
Total capital (to risk-weighted assets): Actual ratio	0.1632	0.1629
Tier 1 capital (to risk-weighted assets): Actual ratio	0.1601	0.1528
Tier 1 capital (to quarterly average assets): Actual ratio	0.1044	0.0956
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	0.1601	0.1528
Total capital (to risk-weighted assets): Amount for minimum capital ratios required	$ 11,890	$ 12,843
Tier 1 capital (to risk-weighted assets): Amount for minimum capital ratios required	9,786	10,772
Tier 1 capital (to quarterly average assets): Amount for minimum capital ratios required	6,453	6,623
Common Equity Tier 1 capital (to risk-weighted assets): Amount for minimum capital ratios required	$ 8,208	$ 9,218
Total capital (to risk-weighted assets): Ratio for minimum capital ratios required	0.1130	0.1240
Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	0.0930	0.1040
Tier 1 capital (to quarterly average assets): Ratio for minimum capital ratios required	0.0400	0.0400
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	0.0780	0.0890
Capital conservation buffer	3.30%	4.40%